Restructuring, Repositioning, And Efficiency (Schedule Of Restructuring And Repositioning Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	57 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Expense [Member]	Dec. 31, 2010 Expense [Member]	Dec. 31, 2009 Expense [Member]	Dec. 31, 2011 Liability [Member]	Dec. 31, 2010 Liability [Member]	Dec. 31, 2009 Liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and repositioning reserve balance, Beginning balance						$ 9,108	$ 15,903	$ 24,167
Severance and other employee related costs			16,614	5,638	5,612
Severance and other employee cost reserve						16,614	5,638	5,612
Facility consolidation costs	2,300		1,909	2,348	6,511
Reserve for facility consolidation costs						1,909	2,348	6,511
Other exit costs, professional fees, and other		19,054	108	1,468	322
Other exit costs, professional fees, and other						108	1,468	322
Total accrual expense			18,631	9,454	12,445
Total accrued						27,739	25,357	36,612
Payments related to: Severance and other employee costs						11,464	8,440	9,840
Payments related to: Facility consolidation costs						2,457	3,939	8,868
Payments related to: Other exit costs, professional fees, and other						111	1,394	874
Accrual reversals						1,681	2,476	1,127
Restructuring and repositioning reserve balance, Ending balance						12,026	9,108	15,903
Mortgage banking expense on servicing sales				1,532	548
(Gains)/losses on divestitures		1,147	(11,361)		9,183
Impairment of premises and equipment		22,375	478	4,086	2,873
Impairment of intangible assets		48,231	10,100	3,348	16,753
Impairment of other assets	4,100	40,492		267	10,124
Other		7,574	9,040	(1,466)
Total other restructuring and repositioning expense			8,257	7,767	39,481
Total restructuring and repositioning charges			$ 26,888	$ 17,221	$ 51,926